Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (4,481)	$ (7,277)	$ (6,500)	$ (5,796)	$ (8,206)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	652	285	514	562	471
Expense of in-process research and development				209
Financial income (expense) related to loan from others	451	4,321	401	(4,113)	(3,152)
Revaluation of warrants	(93)	(3,333)	(4,140)
Share-based compensation	333	452	1,139	1,602	2,757
Decrease (increase) in receivables	(119)
Decrease (increase) in other receivables	110	8	(290)	140	59
Changes in operating lease right-of-use assets	189	(16)	43	153	148
Increase (decrease) in trade payables	125	(31)	(150)	(175)	3
Changes in operating lease liabilities	(189)	3	(58)	(156)	(150)
Increase (decrease) in other payables	(199)	(347)	(341)	309	644
Net cash used in operating activities	(3,221)	(5,935)	(9,382)	(7,265)	(7,426)
Cash flows from investing activities:
Purchase of property, plant and equipment	(8)	(383)	(637)	(836)	(139)
Net cash used in investing activities	(8)	(383)	(637)	(836)	(139)
Cash flows from financing activities:
Proceed from exercise of warrants, net	1,433		947	5,844
Proceeds from issuance of shares, net			139	932	21,430
Net cash provided by financing activities	1,433		1,086	6,776	21,430
Effect of exchange rate changes on cash, cash equivalents and restricted cash	121	(265)	(272)	(1,977)	575
Increase (decrease) in cash, cash equivalents and restricted cash	(1,917)	(6,583)	(9,205)	(3,302)	14,440
Cash, cash equivalents and restricted cash at beginning of year	5,010	14,215	14,215	17,517	3,077
Cash, cash equivalents and restricted cash at end of year	3,214	7,632	5,010	14,215	17,517
(1) Cash paid during the year for:
Interest	143	725	833	916
(2) Non-cash transactions:
Reclassification of warrants liability to equity		398	398
Exercise of warrants liability into shares		801	801	250
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	3,076	7,506	4,870	14,075	17,374
Restricted cash	138	126	140	140	143
Cash, cash equivalents and restricted cash	$ 3,214	$ 7,632	$ 5,010	$ 14,215	$ 17,517